Report Of The Directors Financial Review Risk Report - Changes in expected credit losses and other credit impairment (Details) - Allowance for ECL - Financial instruments including loan commitments and financial guarantees - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	$ (3,587)	$ 928
Discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	(5)	0
Aggregate continuing and discontinued operations
Disclosure of credit risk exposure [line items]
Total ECL income statement change for the period	$ (3,592)	$ 928